Related Party Transactions (Details) - USD ($)				1 Months Ended	3 Months Ended	7 Months Ended
	Sep. 02, 2020	Jun. 10, 2020	Jun. 04, 2020	May 22, 2020	Mar. 31, 2021	Dec. 31, 2020	Sep. 08, 2020
Related Party Transactions (Details) [Line Items]
Services fees					$ 30,000	$ 40,000
Price per share (in Dollars per share)					$ 10.00
Aggregate purchase price						25,000,000
Convertible amount					$ 1,500,000	$ 1,500,000
Total Sponsor					$ 10,000
Aggregate purchase price (in Shares)					2,500,000	2,500,000
Stock Issued During Period, Shares, Issued for Services (in Shares)					25,000,000
Conversion price (in Dollars per share)					$ 10.00	$ 10.00
Shares subject to forfeiture (in Shares)	543,750
Loan amount		$ 274,975		$ 25,025
Aggregate principal amount					$ 3,300,000
Additional borrowing amount						$ 127,000
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Aggregate shares (in Shares)	575,000		3,593,750
Services fees			$ 25,000
Dividend per share (in Dollars per share)	$ 0.16
Aggregate shares outstanding (in Shares)	4,168,750
Description of initial stockholders					The Initial Stockholders agreed not to transfer, assign or sell any of their Founder Shares (except to certain permitted transferees) until the earlier of (i) one year after the date of the consummation of the initial Business Combination or (ii) the date on which the closing price of the Company’s common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or earlier if, subsequent to the initial Business Combination, the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of the stockholders having the right to exchange their shares of common stock for cash, securities or other property.	The Initial Stockholders agreed not to transfer, assign or sell any of their Founder Shares (except to certain permitted transferees) until the earlier of (i) one year after the date of the consummation of the Initial Business Combination or (ii) the date on which the closing price of the Company’s common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Initial Business Combination, or earlier if, subsequent to the Initial Business Combination, the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of the stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Shares issued (in Shares)			3,593,750
Private Placement [Member]
Related Party Transactions (Details) [Line Items]
Aggregate shares (in Shares)					533,500	533,500
Price per share (in Dollars per share)						$ 10.00
Aggregate purchase price					$ 5,300,000	$ 5,300,000
Conversion price (in Dollars per share)						$ 10.00
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share)					$ 10.00
Initial Public Offering [Member]
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share)							$ 10.00
Percentage of issued and outstanding shares	20.00%
Aggregate principal amount		$ 300,000
Administrative Support Agreement [Member]
Related Party Transactions (Details) [Line Items]
Total Sponsor						$ 10,000